Treasury Shares	12 Months Ended
Dec. 31, 2025
Treasury Shares
Treasury Shares

14.Treasury Shares

Treasury shares represent shares repurchased by the Group that are no longer outstanding and are held by the Group. No shares were repurchased during the years ended December 31, 2023, 2024 and 2025.